Accounts Receivable, Net (Allowance for Doubtful Accounts) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts Receivable, Net [Abstract]
Balance as of January 1	$ 3,667	22,198	8,404	2,447
Additional provision charged to bad debt expenses	428	2,590	25,902	11,926
Write-off of bad debt provision	(695)	(4,204)	(12,108)	(5,969)
Balance as of December 31	$ 3,400	20,584	22,198	8,404